PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 72,640
Depreciation, depletion, amortization and impairment	(9,526)	$ (10,572)
Balance at the end	68,130	72,640
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	125,164	116,874
Adoption of IFRS 16		1,792
Additions	3,814	5,596
Transfers from exploration and evaluation	170
Changes in decommissioning and restoration	1,081	1,895
Disposals and derecognition	(2,537)	(555)
Foreign exchange adjustments	(34)	(438)
Balance at the end	127,658	125,164
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(52,524)	(42,629)
Disposals and derecognition	2,205	465
Foreign exchange adjustments	(4)	275
Depreciation, depletion, amortization and impairment	(9,205)	(10,635)
Balance at the end	(59,528)	(52,524)
Oil and Gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	18,207
Balance at the end	17,236	18,207
Oil and Gas properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	40,596	37,845
Additions	820	1,245
Transfers from exploration and evaluation	170
Changes in decommissioning and restoration	1,078	1,846
Disposals and derecognition	(9)	(116)
Foreign exchange adjustments	54	(224)
Balance at the end	42,709	40,596
Oil and Gas properties | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(22,389)	(19,783)
Disposals and derecognition		116
Foreign exchange adjustments	(45)	149
Depreciation, depletion, amortization and impairment	(3,039)	(2,871)
Balance at the end	(25,473)	(22,389)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	54,433
Balance at the end	50,894	54,433
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	84,568	79,029
Adoption of IFRS 16		1,792
Additions	2,994	4,351
Changes in decommissioning and restoration	3	49
Disposals and derecognition	(2,528)	(439)
Foreign exchange adjustments	(88)	(214)
Balance at the end	84,949	84,568
Plant and Equipment | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(30,135)	(22,846)
Disposals and derecognition	2,205	349
Foreign exchange adjustments	41	126
Depreciation, depletion, amortization and impairment	(6,166)	(7,764)
Balance at the end	$ (34,055)	$ (30,135)